SCHEDULE OF FINANCIAL INCOME/(EXPENSE), NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Financial Expenseincome Net
(Loss)/gains from fair value changes of equity/debt securities investments, net		¥ 8,387	¥ (80,923)	¥ (28,326)
Interest income		3,850	13,429	1,606
Interest expense			(631)	(2,462)
Bank charges		(127)	(161)	(276)
Others		5,223	8,060	15,102
Total financial (expense)/income, net	$ 2,375	¥ 17,333	¥ (60,226)	¥ (14,356)